Loans, Impaired Loans, and Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 685,900	$ 669,954
Financial assets at fair value through other comprehensive income	125,109	130,600
Customers' liability under acceptances	16,189	17,267
Business and government and Residential Mortgage [member] | Insured [member] | Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	91,000	95,000
Business and government and Residential Mortgage [member] | Impaired loans [member] | With no allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	138	124
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	174,669	172,033
Consumer instalment and other personal [member] | Canadian Government Insured [member] | Real estate secured personal lending [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,000	14,000
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	2,000	3,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	575,559	550,000
Retail exposures [member] | Off-balance sheet credit risks [member] | Personal lines of credit and credit card lines cancellable and bank's discretion [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	307,000	302,000
Non retail exposures [member] | Off-balance sheet credit risks [member] | Undrawn component of uncommitted credit and liquidity commitments [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	39,000	$ 37,000
Business and government and Residential Mortgage [member]
Disclosure of detailed information about financial instruments [line items]
Trading loans at fair value	11,000
Non-trading loans at fair value	$ 1,000